1. Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Summary Of Significant Accounting Policies Tables
Stock Option Activity
Stock Option Activity
For the Year Ended December 31, 2014

	Shares	Weighted Average Option Price Per Share	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (Dollars in thousands)
Outstanding, December 31, 2013	3,630	$10.31

Granted during the period	-	$-
Expired during the period	-	$-
Forfeited during the period	-	$-
Exercised during the period	(3,630)	$10.31

Outstanding, December 31, 2014	-	$-		$-

Exercisable, December 31, 2014	-	$-		$-

Reconciliations of the amounts used in the computation of both basic earnings per common share and diluted earnings per common share
For the year ended December 31, 2014:	Net Earnings Available to Common Shareholders (Dollars in thousands)	Common Shares	Per Share Amount
Basic earnings per common share	$9,388	5,615,666	$1.67
Effect of dilutive securities:
Stock options	-	26,326
Diluted earnings per common share	$9,388	5,641,992	$1.66

For the year ended December 31, 2013:	Net Earnings Available to Common Shareholders (Dollars in thousands)	Common Shares	Per Share Amount
Basic earnings per common share	$6,035	5,613,495	$1.08
Effect of dilutive securities:
Stock options	-	9,725
Diluted earnings per common share	$6,035	5,623,220	$1.07

For the year ended December 31, 2012:	Net Earnings Available to Common Shareholders (Dollars in thousands)	Common Shares	Per Share Amount
Basic earnings per common share	$4,783	5,559,401	$0.86
Effect of dilutive securities:
Stock options	-	3,206
Diluted earnings per common share	$4,783	5,562,607	$0.86